Shareholders’ equity	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
Shareholders’ equity

Note 13 — Shareholders’ equity

Ordinary shares

The Company was established under the laws of Cayman Islands on May 14, 2018 with authorized share of 50,000,000 ordinary shares of par value USD 0.001 each.

On October 21, 2022, the Company held an Extraordinary General Meeting of its stockholders of record, approval by way of amendments to increase the number of authorized ordinary shares to 200,000,000 ordinary shares. For the purposes of the laws of the Cayman Islands, the full text of the resolution is as follows: “RESOLVED, as an ordinary resolution, that the authorized share capital of the Company be amended from USD50,000 divided into 50,000,000 ordinary shares of par value USD0.001 each into USD200,000 divided into 200,000,000 ordinary shares of par value USD0.001 each;”.

In May 2018, the Company issued one ordinary share to the Sponsor for no consideration. On August 21, 2019, the Company cancelled the one share for no consideration and the Sponsor purchased 1,150,000 ordinary shares for an aggregate price of $25,000. The 1,150,000 founder shares was for purposes hereof referred to as the “Founder Shares”.

On February 11, 2021, the Company consummated the IPO of 4,000,000 units (the “Units”). In addition, the underwriters exercised in full the over-allotment option for an additional 600,000 Units on such date, resulting in the issuance and sale of an aggregate of 4,600,000 Units. Each Unit consists of one ordinary share, par value $0.001 per share (“Share”), one warrant (“Warrant”) entitling its holder to purchase one-half of one Share at a price of $11.50 per Share, and one right to receive one-tenth (1/10) of one Share upon the consummation of the Company’s initial business combination.

Simultaneously with the closing of the Initial Public Offering on February 11, 2021, the Sponsor purchased an aggregate of or 225,000 Private Units at a price of $10.00 per Private Unit, ($2,250,000 in the aggregate), from the Company in a private placement.

In addition, the Company sold to Ladenburg Thalmann & Co., Inc., for $75, a total of 75,000 Shares.

On December 9, 2022, in accordance with the Merger Agreement, the Closing occurred, pursuant to which Venus issued 39,603,961 ordinary shares to VIYI shareholders.

Due to the merger, public shareholders redeemed 2,493,755 ordinary shares.

In accordance with the Backstop Agreement, the Company issued 214,000 ordinary shares to the Joyous JD Limited.

Upon the consummation of the Business Combination, Venus rights held by the Sponsor and previous public investors were automatically converted to 482,500 ordinary shares.

As of June 30, 2023, the Company had 43,856,706 ordinary shares issued and outstanding with a par value of USD 0.001 each.

As of June 30, 2023, the Company had 4,600,000 Public Warrants and 225,000 Private Warrants outstanding.

Statutory reserve

The Company’s PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, the Company’s PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. The Company’s PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to a discretionary surplus fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

Restricted net assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiary. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC entities only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the accompanying condensed consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s PRC entities.

As a result of the foregoing restrictions, the Company’s PRC entities are restricted in their ability to transfer their assets to the Company. Foreign exchange and other regulation in the PRC may further restrict the Company’s PRC entities from transferring funds to the Company in the form of dividends, loans and advances. As of June 30, 2023, amounts restricted are the paid-in-capital and statutory reserve of the Company’s PRC entities, which amounted to $28,900,650.